RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

14. RELATED PARTY TRANSACTIONS

a.	Transactions

The Group entered into the following transactions with related parties:

	Six months ended June 30,
Transactions	2021	2020
	RMB	RMB
	Unaudited	Unaudited
Service purchased from Jinan QCY Intelligent Technology Co., Ltd., an entity significantly influenced by a member of management team of the Company	(1,279)	(1,417)
Service purchased from Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Company	(654)	(152)
Service purchased from Beijing HJRT Technology Co., Ltd., an entity significantly influenced by a member of management team of the Company	(132)	(132)

b.	The Group had the following balances with related parties:

	Amounts due from related parties		Amounts due to related parties
	As of		As of
Relationship	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020
	RMB	RMB	RMB	RMB
	Unaudited		Unaudited
Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center	—	—	2,417	2,417
Jinan QCY Intelligent Technology Co., Ltd., an entity significantly influenced by a member of management team of the Company	775	774	—	—
Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Company	2,039	1,961	354	126
URSUS Information Technology (Beijing) Company Limited, an entity significantly influenced by a member of management team of the Company	201	201	—	—
Beijing HJRT Technology Co., Ltd., an entity significantly influenced by a member of management team of the Company	220	88	—	—
	3,235	3,024	2,771	2,543